Derivative Financial Instruments (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Forward commitments to sell mortgage loans [Member]
Derivative [Line Items]
Aggregate notional amount of derivatives	$ 322,900,000	$ 138,100,000
Cumulative net gain reported as a component of other assets	7,500,000	1,700,000
Interest rate lock commitments [Member]
Derivative [Line Items]
Aggregate notional amount of derivatives	186,600,000	147,900,000
Cumulative net gain reported as a component of other assets	$ 0	$ 249,000